UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray
Clough Global Dividend and Income Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Clough Global Dividend and Income Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS 67.33%
Consumer Discretionary 12.70%
Cable One, Inc.(a)	1,100	$695,618
DR Horton, Inc.(a)(b)	96,526	2,887,093
IMAX Corp.(a)(b)(c)	39,900	1,300,740
Lennar Corp. - Class A(a)(b)	45,100	2,013,715
Liberty Broadband Corp. - Class C(a)(b)(c)	34,548	2,948,326
Liberty Ventures - Series A(a)(b)(c)	100,543	4,388,702
PulteGroup, Inc.(a)(b)	82,000	1,763,820
Service Corp. International(a)(b)	40,300	1,173,939
Sony Corp.	27,700	839,758
		18,011,711

Consumer Staples 1.27%
B&G Foods, Inc.(a)(b)	23,400	1,037,790
Kose Corp.	9,000	765,211
		1,803,001

Energy 4.97%
Devon Energy Corp.(a)(b)	20,600	938,124
EOG Resources, Inc.(a)(b)	29,800	3,027,084
Fairway Energy LP(c)(d)(e)(f)	130,700	1,323,337
Pioneer Natural Resources Co.(a)(b)	9,800	1,766,254
		7,054,799

Financials 23.02%
Ares Capital Corp.(a)	233,300	3,942,770
Ares Commercial Real Estate Corp.(a)(b)	52,400	706,352
Bank of America Corp.(a)(b)	173,091	3,918,780
Blackstone Mortgage Trust, Inc. - Class A(a)(b)	77,200	2,353,828
Citigroup, Inc.(a)(b)	77,930	4,350,832
Community Healthcare Trust, Inc.(a)	108,100	2,331,717
Global Medical REIT, Inc.(a)	77,000	681,450
Golub Capital BDC, Inc.(a)(b)	128,400	2,398,512
Hercules Capital, Inc.(a)(b)	97,300	1,374,849
JPMorgan Chase & Co.(a)(b)	8,100	685,503
Ladder Capital Corp.(a)(b)	55,102	747,183
MedEquities Realty Trust, Inc.(a)(b)	121,200	1,321,080
MTGE Investment Corp.(a)(b)	38,400	610,560
PennyMac Mortgage Investment Trust(a)(b)	89,714	1,520,653
Solar Capital, Ltd.(a)(b)	47,100	999,462
Solar Senior Capital, Ltd.(a)(b)	67,300	1,127,275
Starwood Property Trust, Inc.(a)(b)	160,700	3,577,182
		32,647,988

Health Care 6.74%
Biogen, Inc.(a)(b)(c)	1,740	482,398
Bristol-Meyers Squibb Co.(a)(b)	33,387	1,641,305

	Shares	Value
Health Care (continued)
Cardiome Pharma Corp.(a)(c)	149,200	$440,140
Gilead Sciences, Inc.(a)(b)	19,600	1,420,020
Merck & Co., Inc.(a)(b)	52,400	3,248,276
Pfizer, Inc.(a)(b)	73,400	2,328,982
		9,561,121

Information Technology 16.21%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(b)(c)	12,200	1,235,982
Apple, Inc.(a)(b)	60,200	7,305,270
Broadcom, Ltd.(a)(b)	21,105	4,210,447
Microsoft Corp.(a)(b)	56,400	3,646,260
Monolithic Power Systems, Inc.(a)	9,800	854,952
Nintendo Co., Ltd.	1,800	368,577
Samsung Electronics Co., Ltd.	1,836	3,117,140
Ulvac, Inc.	16,300	578,173
ViaSat, Inc.(a)(b)(c)	25,749	1,671,367
		22,988,168

Materials 0.83%
Chr Hansen Holding A/S	19,244	1,173,338

Telecommunication Services 1.59%
China Mobile, Ltd.	199,000	2,253,174

TOTAL COMMON STOCKS
(Cost $89,599,814)		95,493,300

CLOSED-END FUNDS 7.22%
Adams Diversified Equity Fund, Inc.(a)(b)	132,430	1,738,806
Alpine Global Premier Properties Fund(a)	138,300	753,735
Credit Suisse High Yield Bond Fund	124,242	337,938
DoubleLine Income Solutions Fund	18,900	375,732
DoubleLine Opportunistic Credit Fund	15,500	359,290
Dreyfus High Yield Strategies Fund	107,000	364,870
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	78,100	738,045
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	68,100	725,946
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	146,900	1,241,305
First Trust Dynamic Europe Equity Income Fund(a)	45,800	738,754
First Trust Intermediate Duration Preferred & Income Fund	500	11,625
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	15,700	311,488
Gabelli Equity Trust, Inc.(a)	80,000	456,800
Kayne Anderson MLP Investment Co.(a)	35,800	720,654

	Shares	Value
CLOSED-END FUNDS (continued)
Liberty All-Star Equity Fund(a)	141,300	$758,781
Pioneer High Income Trust	35,100	348,894
Tekla Life Sciences Investors	14,815	264,744
		10,247,407

TOTAL CLOSED-END FUNDS
(Cost $9,757,369)		10,247,407

PARTICIPATION NOTES 0.61%
Consumer Staples 0.61%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(d)	17,417	872,167

TOTAL PARTICIPATION NOTES
(Cost $582,958)		872,167

PREFERRED STOCKS 1.79%
Annaly Capital Management, Inc.(a)
Series E, 7.625%	43,842	1,072,375
Ares Management LP(a)
Series A, 7.000%	35,000	907,550
Hercules Capital, Inc., 6.250%	7,700	197,428
MTGE Investment Corp.(a)
Series A, 8.125%	10,640	270,309
Solar Capital, Ltd., 6.750%	3,478	87,159
		2,534,821

TOTAL PREFERRED STOCKS
(Cost $2,483,316)		2,534,821

WARRANTS 0.00%(c)(g)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	116,958	65

TOTAL WARRANTS
(Cost $1,170)		65

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 44.07%
Ares Capital Corp.
11/30/2018, 4.875%(a)(b)	$1,000,000	1,045,118
01/19/2022, 3.625%(a)	1,402,000	1,372,540
Bank of America Corp.
Series L, 01/15/2019, 2.600%(a)(b)	1,000,000	1,009,671
The Bank of Nova Scotia
06/05/2019, 2.050%	1,000,000	1,002,423
BB&T Corp.
01/12/2018, 1.450%(a)(b)	1,610,000	1,611,257

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
CalAtlantic Group, Inc.
06/01/2026, 5.250%(a)	$1,200,000	$1,194,000
Care Capital Properties LP
08/15/2026, 5.125%(a)(d)	1,276,000	1,235,801
Caterpillar Financial Services Corp.
06/16/2018, 1.700%(a)	1,000,000	1,000,857
Chevron Corp.
03/02/2018, 1.365%(a)	1,000,000	999,512
Citigroup, Inc.
02/05/2018, 1.800%	700,000	700,370
Series N, Perpetual Maturity, 5.800%(a)(b)(h)(i)	1,300,000	1,337,375
Citizens Bank National Association
03/14/2019, 2.500%(a)	1,000,000	1,007,841
12/04/2019, 2.450%(a)	1,000,000	1,005,780
05/13/2021, 2.550%(a)	1,000,000	996,465
Dominion Gas Holdings LLC
12/15/2019, 2.500%(a)	1,000,000	1,012,099
EMC Corp.
06/01/2018, 1.875%(a)	500,000	497,597
06/01/2023, 3.375%(a)	1,000,000	935,982
Exelon Generation Co., LLC
10/01/2017, 6.200%(a)	1,000,000	1,030,529
01/15/2020, 2.950%	750,000	760,054
First Republic Bank
06/17/2019, 2.375%(a)	1,000,000	999,238
08/01/2046, 4.375%(a)	1,000,000	917,620
Ford Motor Credit Co., LLC
03/12/2019, 2.375%(a)	1,000,000	1,000,458
05/03/2019, 2.021%(a)	1,000,000	991,524
General Motors Financial Co., Inc.
04/10/2018, 2.400%(a)	1,000,000	1,004,098
01/15/2020, 3.150%	1,000,000	1,009,833
The Goldman Sachs Group, Inc.
04/25/2019, 2.000%(a)	1,000,000	997,620
Jackson National Life Global Funding
04/29/2021, 2.250%(a)(d)	1,000,000	987,284
Jersey Central Power & Light Co.
06/15/2018, 4.800%(a)	1,000,000	1,033,244
John Deere Capital Corp.
03/12/2018, 1.300%	850,000	848,678
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
10/01/2017, 7.375%(a)	1,080,000	1,086,750
08/01/2021, 5.875%(a)(d)	1,500,000	1,494,375
Lear Corp.
01/15/2023, 4.750%	1,000,000	1,044,930
01/15/2025, 5.250%(a)	1,000,000	1,066,100
Manufacturers & Traders Trust Co.
07/25/2019, 2.250%	1,000,000	1,008,836
02/06/2020, 2.100%	1,000,000	1,000,129
Microsoft Corp.
08/08/2019, 1.100%	1,000,000	986,437
Morgan Stanley
01/24/2019, 2.500%(a)	1,000,000	1,009,267
Northrop Grumman Corp.
06/01/2018, 1.750%(a)	1,000,000	1,002,983

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Omega Healthcare Investors, Inc.
03/15/2024, 5.875%(a)	$1,000,000	$1,030,420
04/01/2027, 4.500%(a)	1,000,000	974,104
ONE Gas, Inc.
02/01/2019, 2.070%(a)	1,114,000	1,117,663
People's United Financial, Inc.
12/06/2022, 3.650%(a)	1,000,000	1,009,226
Pfizer, Inc.
05/15/2019, 2.100%(a)	1,000,000	1,011,426
PNC Bank National Association
12/07/2018, 1.700%	1,000,000	998,309
Pricoa Global Funding I
05/16/2019, 2.200%(d)	1,000,000	1,005,591
Royal Bank of Canada
07/29/2019, 1.500%	1,000,000	988,306
Scripps Networks Interactive, Inc.
11/15/2019, 2.750%	1,000,000	1,013,569
06/15/2020, 2.800%(a)	1,000,000	1,009,600
Stifel Financial Corp.
12/01/2020, 3.500%(a)	1,000,000	1,006,766
SunTrust Banks, Inc.
11/01/2018, 2.350%(a)	1,000,000	1,009,267
Perpetual Maturity, 5.625%(a)(b)(h)(i)	900,000	931,500
Textron Financial Corp.
02/15/2067, 6.000%(a)(d)(h)	910,000	677,950
The Toronto-Dominion Bank
08/13/2019, 1.450%(a)	917,000	905,161
Under Armour, Inc.
06/15/2026, 3.250%(a)(b)	2,500,000	2,311,237
Verizon Communications, Inc.
09/14/2018, 3.650%(a)	1,000,000	1,032,465
Voya Financial, Inc.
02/15/2018, 2.900%(a)	1,000,000	1,010,935
WEC Energy Group, Inc.
06/15/2020, 2.450%	750,000	752,667
Wells Fargo & Co.
12/07/2020, 2.550%	2,000,000	2,003,506
Western Digital Corp.
04/01/2024, 10.500%(a)(b)(d)	1,236,000	1,460,025

TOTAL CORPORATE BONDS
(Cost $62,769,485)		62,504,368

ASSET/MORTGAGE BACKED SECURITIES 6.49%
Government National Mortgage Association - REMICS
Series 2014-67, Class AE, 05/16/2039, 2.150%	1,236,007	1,249,146
Series 2012-83, Class A, 07/16/2041, 1.368%	793,766	769,468
Series 2014-172, Class AC, 09/16/2041, 1.900%	790,156	778,600
Series 2011-47, Class C, 02/16/2042, 3.817%(h)	624,389	637,618
Series 2013-68, Class AC, 02/16/2046, 1.300%	852,202	815,023

Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2011-144, Class B, 04/16/2046, 3.291%	$355,874	$356,388
Series 2015-130, Class AB, 08/16/2047, 2.550%	810,299	808,615
Series 2016-92, Class AB, 04/16/2050, 2.100%	495,390	488,466
Series 2014-166, Class PJ, 07/16/2051, 2.500%	738,060	740,404
Series 2012-111, Class A, 09/16/2052, 2.387%	1,699,911	1,711,131
Series 2012-125, Class AB, 02/16/2053, 2.111%(h)	700,464	670,050
United States Small Business Administration
Series 2008-20L, Class 1, 12/01/2028, 6.220%	156,191	175,216

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $9,366,198)		9,200,125

GOVERNMENT & AGENCY OBLIGATIONS 10.29%
U.S. Treasury Bonds
08/15/2026, 6.750%(a)	700,000	957,032
11/15/2026, 6.500%(a)	1,600,000	2,163,813
08/15/2029, 6.125%(a)	1,250,000	1,726,782
U.S. Treasury Notes
02/15/2018, 3.500%(a)	2,000,000	2,053,282
05/15/2018, 3.875%(a)	5,500,000	5,704,638
01/31/2020, 1.375%	2,000,000	1,994,180

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $14,880,535)		14,599,727

	Shares	Value
SHORT-TERM INVESTMENTS 8.91%
Money Market Fund 8.91%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.364% 7-day yield)	12,634,836	12,634,836

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,634,836)		12,634,836

Total Investments - 146.71%
(Cost $202,075,681)		208,086,816

Liabilities in Excess of Other Assets - (46.71%)(j)		(66,251,618)

NET ASSETS - 100.00%		$141,835,198

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (5.22%)
Energy (0.24%)
Transocean, Ltd.	(23,900)	$(333,883)

Financials (0.99%)
American Express Co.	(6,100)	(465,918)
Capital One Financial Corp.	(5,900)	(515,601)
Deutsche Bank AG	(20,900)	(416,119)
		(1,397,638)

Health Care (0.38%)
Amgen, Inc.	(2,200)	(344,696)
Mallinckrodt PLC	(4,000)	(194,920)
		(539,616)

Industrials (1.70%)
Caterpillar, Inc.	(7,100)	(679,186)
Deutsche Lufthansa AG	(129,724)	(1,727,359)
		(2,406,545)

Information Technology (1.91%)
Infosys, Ltd. - Sponsored ADR	(66,600)	(917,082)
International Business Machines Corp.	(10,300)	(1,797,556)
		(2,714,638)

TOTAL COMMON STOCKS
(Proceeds $6,893,215)		(7,392,320)

EXCHANGE TRADED FUNDS (1.89%)
Health Care Select Sector SPDR® Fund	(16,500)	(1,163,580)
SPDR® S&P® Biotech ETF	(18,500)	(1,200,650)
United States Natural Gas Fund LP	(40,200)	(315,972)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $2,718,738)		(2,680,202)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,611,953)		$(10,072,522)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2017, the aggregate value of those securities was $141,634,778, representing 99.86% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2017.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2017, these securities had an aggregate value of $9,056,595 or 6.39% of net assets.

(e)
Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2017, these securities had a total value of $1,323,337 or 0.93% of net assets and have been deemed illiquid by the Adviser based on procedures approved by the Board of Trustees. (See Note 1)

(f)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2017, these securities had an aggregate value of $1,323,337 or 0.93% of total net assets.

(g)	Less than 0.005% or (0.005%) of net assets.
(h)	Floating or variable rate security - rate disclosed as of January 31, 2017.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for total return swap contracts, securities sold short or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	50	03/13/2017	$(5,551,875)	$(256,184)
				$(5,551,875)	$(256,184)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$2,349,641	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	$107,661
Morgan Stanley	ITC, Ltd.	857,514	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	15,084
Morgan Stanley	Mahindra & Mahindra, Ltd.	1,157,197	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	12,623
		$4,364,352				$135,368

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Larsen & Toubro, Ltd.	$1,165,455	75 bps + 1M LIBOR	1 D FEDEF	12/31/2020	$(31,179)
		$1,165,455				$(31,179)
		$5,529,807				$104,189

Clough Global Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS 105.94%
Consumer Discretionary 16.17%
Cable One, Inc.	1,700	$1,075,046
DR Horton, Inc.(a)(b)	171,021	5,115,238
IMAX Corp.(a)(b)(c)	145,295	4,736,617
Lennar Corp. - Class A(a)(b)	80,900	3,612,185
Liberty Broadband Corp. - Class C(a)(b)(c)	74,666	6,371,996
Liberty Ventures - Series A(a)(b)(c)	158,921	6,936,902
PulteGroup, Inc.(a)(b)	151,900	3,267,369
Service Corp. International(a)(b)	67,600	1,969,188
Sony Corp.	44,600	1,352,102
Wayfair, Inc. - Class A(a)(b)(c)	42,100	1,749,676
		36,186,319

Consumer Staples 0.54%
Kose Corp.	14,100	1,198,831

Energy 6.45%
Concho Resources, Inc.(a)(b)(c)	17,300	2,412,312
Devon Energy Corp.(a)(b)	25,900	1,179,486
EOG Resources, Inc.(a)(b)	38,900	3,951,462
Fairway Energy LP(c)(d)(e)(f)	217,600	2,203,200
Parsley Energy, Inc. - Class A(a)(b)(c)	20,500	722,010
Pioneer Natural Resources Co.(a)(b)	18,200	3,280,186
RSP Permian, Inc.(c)	16,400	697,984
		14,446,640

Financials 29.61%
Arbor Realty Trust, Inc.	172,300	1,271,574
Ares Capital Corp.(a)	431,400	7,290,660
Ares Commercial Real Estate Corp.(a)	222,700	3,001,996
Atlas Mara, Ltd.(c)(d)	157,696	331,162
Bank of America Corp.(a)(b)	299,905	6,789,849
Blackstone Mortgage Trust, Inc. - Class A(a)(b)	179,300	5,466,857
Citigroup, Inc.(a)(b)	131,719	7,353,872
Credit Acceptance Corp.(a)(b)(c)	18,862	3,871,991
Global Medical REIT, Inc.(a)	121,000	1,070,850
Goldman Sachs BDC, Inc.(a)	53,000	1,258,750
Golub Capital BDC, Inc.(a)	195,309	3,648,372
Hercules Capital, Inc.(a)(b)	190,200	2,687,526
JPMorgan Chase & Co.(a)(b)	13,200	1,117,116
Ladder Capital Corp.(a)(b)	267,392	3,625,835
MTGE Investment Corp.(a)(b)	61,400	976,260
NMI Holdings, Inc. - Class A(a)(c)	120,300	1,299,240
PennyMac Mortgage Investment Trust(a)(b)	206,988	3,508,447
Physicians Realty Trust(a)(b)	136,000	2,522,800
Solar Capital, Ltd.(a)(b)	75,100	1,593,622
Starwood Property Trust, Inc.(a)(b)	300,400	6,686,904

	Shares	Value
Financials (continued)
TPG Specialty Lending, Inc.(a)(b)	49,500	$904,365
		66,278,048

Health Care 17.14%
Aduro Biotech, Inc.(a)(b)(c)	98,500	1,167,225
Akorn, Inc.(a)(c)	38,600	737,260
Align Technology, Inc.(a)(c)	21,000	1,925,490
Biogen, Inc.(a)(b)(c)	13,790	3,823,140
BioMarin Pharmaceutical, Inc.(a)(c)	22,300	1,954,149
Boston Scientific Corp.(a)(b)(c)	127,500	3,067,650
Bristol-Meyers Squibb Co.(a)(b)	110,816	5,447,714
Cardiome Pharma Corp.(a)(b)(c)	418,200	1,233,690
CRISPR Therapeutics AG(c)	57,100	1,013,525
CRISPR Therapeutics AG(c)(d)(e)(f)	69,667	1,210,485
Dermira, Inc.(c)	9,500	279,680
Envision Healthcare Corp.(a)(c)	11,000	748,000
Gilead Sciences, Inc.(a)(b)	49,800	3,608,010
GW Pharmaceuticals PLC - ADR(a)(c)	5,900	678,382
Hologic, Inc.(a)(b)(c)	52,200	2,115,666
Intra-Cellular Therapies, Inc.(c)	49,600	716,224
Jazz Pharmaceuticals PLC(c)	7,300	890,016
Kura Oncology, Inc.(a)(c)	31,600	197,500
Merck & Co., Inc.(a)(b)	80,000	4,959,200
Pfizer, Inc.(a)(b)	81,600	2,589,168
		38,362,174

Industrials 2.79%
TransDigm Group, Inc.(a)(b)	28,835	6,239,894

Information Technology 29.00%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	19,100	1,935,021
Alphabet, Inc. - Class A(a)(c)	3,383	2,774,703
ams AG	32,559	1,117,051
Apple, Inc.(a)(b)	97,400	11,819,490
Baidu, Inc. - Sponsored ADR(a)(c)	6,600	1,155,462
Broadcom, Ltd.(a)(b)	50,970	10,168,515
Catcher Technology Co., Ltd.	248,000	2,017,482
Dialog Semiconductor PLC(c)	75,654	3,507,665
HubSpot, Inc.(c)	37,300	1,913,490
LogMeIn, Inc.(a)	18,200	1,967,420
MaxLinear, Inc. - Class A(a)(c)	19,400	496,252
Microsoft Corp.(a)(b)	64,500	4,169,925
Monolithic Power Systems, Inc.(a)	16,100	1,404,564
Nintendo Co., Ltd.	5,700	1,167,160
ON Semiconductor Corp.(a)(c)	126,800	1,688,976
salesforce.com, Inc.(c)	20,500	1,621,550
Samsung Electronics Co., Ltd.	2,901	4,925,284
Ulvac, Inc.	24,400	865,486
ViaSat, Inc.(a)(b)(c)	68,042	4,416,606
Yelp, Inc.(a)(b)(c)	138,300	5,778,174
		64,910,276

Materials 0.85%
Chr Hansen Holding A/S	31,409	1,915,058

	Shares	Value
Telecommunication Services 3.39%
China Mobile, Ltd.	380,000	$4,302,543
T-Mobile US, Inc.(a)(c)	52,800	3,287,856
		7,590,399

TOTAL COMMON STOCKS
(Cost $226,055,079)		237,127,639

CLOSED-END FUNDS 2.66%
Calamos Global Dynamic Income Fund	90,900	674,478
Eaton Vance Tax-Managed Diversified Equity Income Fund	171,900	1,832,454
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	329,200	2,781,740
Voya Global Equity Dividend and Premium Opportunity Fund	93,200	657,992
		5,946,664

TOTAL CLOSED-END FUNDS
(Cost $5,915,869)		5,946,664

PARTICIPATION NOTES 0.65%
Consumer Staples 0.65%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(d)	29,142	1,459,303

TOTAL PARTICIPATION NOTES
(Cost $975,401)		1,459,303

PREFERRED STOCKS 2.55%
AGNC Investment Corp.
Series B, 7.750%	500	12,625
Annaly Capital Management, Inc.
Series E, 7.625%	144,431	3,532,782
Ares Management LP(a)
Series A, 7.000%	71,000	1,841,030
Hercules Capital, Inc., 6.250%(a)	12,300	315,372
		5,701,809

TOTAL PREFERRED STOCKS
(Cost $5,584,093)		5,701,809

	Shares	Value
WARRANTS 0.00%(c)(g)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	195,720	$108

TOTAL WARRANTS
(Cost $1,957)		108

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 2.18%
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(h)(i)	$1,900,000	1,954,625
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(b)(h)(i)	1,000,000	1,035,000
Western Digital Corp.
04/01/2024, 10.500%(a)(b)(d)	1,595,000	1,884,094

TOTAL CORPORATE BONDS
(Cost $4,506,809)		4,873,719

ASSET/MORTGAGE BACKED SECURITIES 0.70%
Government National Mortgage Association - REMICS
Series 2011-142, Class A, 10/16/2040, 2.337%(a)	1,564,869	1,565,975

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,589,550)		1,565,975

GOVERNMENT & AGENCY OBLIGATIONS 14.68%
U.S. Treasury Bonds
11/15/2026, 6.500%(a)	1,600,000	2,163,813
08/15/2029, 6.125%(a)	4,500,000	6,216,417
U.S. Treasury Notes
05/15/2017, 4.500%(a)	5,000,000	5,054,635
08/15/2017, 4.750%(a)	15,000,000	15,324,255
02/15/2018, 3.500%(a)	4,000,000	4,106,564

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $33,345,587)		32,865,684

	Shares	Value
SHORT-TERM INVESTMENTS 14.90%
Money Market Fund 14.90%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.364% 7-day yield)	33,361,249	33,361,249

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,361,249)		33,361,249

		Value
Total Investments - 144.26%
(Cost $311,335,594)		$322,902,150

Liabilities in Excess of Other Assets - (44.26%)(j)		(99,072,250)

NET ASSETS - 100.00%		$223,829,900

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (5.31%)
Energy (0.25%)
Transocean, Ltd.	(40,100)	(560,197)

Financials (0.99%)
American Express Co.	(9,600)	(733,248)
Capital One Financial Corp.	(9,400)	(821,466)
Deutsche Bank AG	(33,300)	(663,003)
		(2,217,717)

Health Care (0.39%)
Amgen, Inc.	(3,600)	(564,048)
Mallinckrodt PLC	(6,300)	(306,999)
		(871,047)

Industrials (1.74%)
Caterpillar, Inc.	(11,000)	(1,052,260)
Deutsche Lufthansa AG	(213,336)	(2,840,706)
		(3,892,966)

Information Technology (1.94%)
Infosys, Ltd. - Sponsored ADR	(105,800)	(1,456,866)
International Business Machines Corp.	(16,500)	(2,879,580)
		(4,336,446)

TOTAL COMMON STOCKS
(Proceeds $11,066,844)		(11,878,373)

EXCHANGE TRADED FUNDS (1.90%)
Health Care Select Sector SPDR® Fund	(26,100)	(1,840,572)
SPDR® S&P® Biotech ETF	(29,300)	(1,901,570)
United States Natural Gas Fund LP	(64,000)	(503,040)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $4,306,434)		(4,245,182)

TOTAL SECURITIES SOLD SHORT
(Proceeds $15,373,278)		$(16,123,555)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2017, the aggregate value of those securities was $213,472,500, representing 95.37% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2017.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2017, these securities had an aggregate value of $7,088,352 or 3.17% of net assets.

(e)
Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2017, these securities had a total value of $3,413,685 or 1.53% of net assets and have been deemed illiquid by the Adviser based on procedures approved by the Board of Trustees. (See Note 1)

(f)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2017, these securities had an aggregate value of $3,413,685 or 1.53% of total net assets.

(g)	Less than 0.005% or (0.005%) of net assets.
(h)	Floating or variable rate security - rate disclosed as of January 31, 2017.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for total return swap contracts, securities sold short or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	80	03/13/2017	$(8,883,000)	$(409,895)
				$(8,883,000)	$(409,895)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$3,713,827	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	$170,204
Morgan Stanley	ITC, Ltd.	1,354,041	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	24,155
		$5,067,868				$194,359

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Hero MotoCorp, Ltd.	$1,718,123	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	$(35,741)
Credit Suisse	Larsen & Toubro, Ltd.	1,866,339	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	(50,773)
Morgan Stanley	Mahindra & Mahindra, Ltd.	1,622,777	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	(9,980)
Credit Suisse	Mahindra & Mahindra, Ltd.	1,374,538	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	(212,030)
		$6,581,777				$(308,524)
		$11,649,645				$(114,165)

Clough Global Opportunities Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS 79.55%
Consumer Discretionary 14.17%
Cable One, Inc.	4,508	$2,850,769
DR Horton, Inc.(a)(b)	399,701	11,955,057
IMAX Corp.(a)(b)(c)	248,700	8,107,620
Lennar Corp. - Class A(a)(b)	188,800	8,429,920
Liberty Broadband Corp. - Class C(a)(b)(c)	181,267	15,469,326
Liberty Ventures - Series A(a)(c)	401,062	17,506,356
PulteGroup, Inc.(a)(b)	333,600	7,175,736
Service Corp. International(a)(b)	171,000	4,981,230
Sony Corp.	113,000	3,425,729
		79,901,743

Consumer Staples 0.53%
Kose Corp.	35,200	2,992,826

Energy 6.12%
Concho Resources, Inc.(a)(b)(c)	43,500	6,065,640
Devon Energy Corp.(a)	65,600	2,987,424
EOG Resources, Inc.(a)(b)	97,800	9,934,524
Fairway Energy LP(c)(d)(e)(f)	536,000	5,427,000
Parsley Energy, Inc. - Class A(a)(b)(c)	51,790	1,824,044
Pioneer Natural Resources Co.(a)(b)	45,790	8,252,732
		34,491,364

Financials 19.02%
Ares Capital Corp.(a)(b)	835,400	14,118,260
Bank of America Corp.(a)(b)	711,910	16,117,642
Blackstone Mortgage Trust, Inc. - Class A(a)(b)	314,400	9,586,056
Citigroup, Inc.(a)(b)	319,527	17,839,193
Credit Acceptance Corp.(a)(b)(c)	25,662	5,267,895
Global Medical REIT, Inc.(a)	310,000	2,743,500
Golub Capital BDC, Inc.(a)(b)	454,457	8,489,257
JPMorgan Chase & Co.(a)(b)	33,100	2,801,253
Ladder Capital Corp.(a)	228,511	3,098,609
MedEquities Realty Trust, Inc.(a)	488,933	5,329,370
PennyMac Mortgage Investment Trust(a)(b)	374,014	6,339,537
Solar Capital, Ltd.(a)	37,631	798,530
Starwood Property Trust, Inc.(a)(b)	660,586	14,704,644
		107,233,746

Health Care 11.51%
Akorn, Inc.(a)(c)	75,200	1,436,320
Align Technology, Inc.(a)(b)(c)	52,900	4,850,401
Biogen, Inc.(a)(b)(c)	17,770	4,926,555
BioMarin Pharmaceutical, Inc.(a)(b)(c)	27,400	2,401,062

	Shares	Value
Health Care (continued)
Boston Scientific Corp.(a)(c)	129,900	$3,125,394
Bristol-Meyers Squibb Co.(a)	118,100	5,805,796
Cardiome Pharma Corp.(a)(c)	1,042,181	3,074,434
CRISPR Therapeutics AG(c)	145,900	2,589,725
CRISPR Therapeutics AG(c)(d)(e)(f)	178,110	3,094,714
Envision Healthcare Corp.(a)(c)	21,400	1,455,200
Gilead Sciences, Inc.(a)(b)	78,400	5,680,080
GW Pharmaceuticals PLC - ADR(a)(c)	11,400	1,310,772
Hologic, Inc.(a)(b)(c)	131,300	5,321,589
Intra-Cellular Therapies, Inc.(c)	126,100	1,820,884
Jazz Pharmaceuticals PLC(c)	14,300	1,743,456
Kura Oncology, Inc.(c)	77,636	485,225
Merck & Co., Inc.(a)(b)	174,500	10,817,255
Pfizer, Inc.(a)(b)	157,200	4,987,956
		64,926,818

Industrials 2.82%
TransDigm Group, Inc.(a)	73,570	15,920,548

Information Technology 22.04%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(b)(c)	48,800	4,943,928
Alphabet, Inc. - Class A(a)(b)(c)	8,667	7,108,587
Apple, Inc.(a)(b)	241,100	29,257,485
Baidu, Inc. - Sponsored ADR(a)(c)	16,900	2,958,683
Broadcom, Ltd.(a)(b)	79,770	15,914,115
MaxLinear, Inc. - Class A(c)	49,100	1,255,978
Microsoft Corp.(a)(b)	130,200	8,417,430
Monolithic Power Systems, Inc.(a)	40,600	3,541,944
Nintendo Co., Ltd.	14,800	3,030,520
ON Semiconductor Corp.(a)(b)(c)	319,075	4,250,079
salesforce.com, Inc.(a)(c)	51,900	4,105,290
Samsung Electronics Co., Ltd.	7,377	12,524,585
Ulvac, Inc.	62,700	2,224,015
ViaSat, Inc.(a)(b)(c)	157,835	10,245,070
Yelp, Inc.(a)(b)(c)	347,700	14,526,906
		124,304,615

Materials 0.84%
Chr Hansen Holding A/S	78,002	4,755,909

Telecommunication Services 2.50%
China Mobile, Ltd.	808,500	9,154,226
T-Mobile US, Inc.(a)(c)	79,200	4,931,784
		14,086,010

TOTAL COMMON STOCKS
(Cost $424,014,707)		448,613,579

	Shares	Value
PARTICIPATION NOTES 0.64%
Consumer Staples 0.64%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(d)	72,007	$3,605,794

TOTAL PARTICIPATION NOTES
(Cost $2,410,120)		3,605,794

PREFERRED STOCKS 1.38%
Annaly Capital Management, Inc.
Series E, 7.625%	162,911	3,984,803
Ares Management LP(a)(b)
Series A, 7.000%	147,000	3,811,710
		7,796,513

TOTAL PREFERRED STOCKS
(Cost $7,614,164)		7,796,513

WARRANTS 0.00%(c)(g)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(d)	487,322	268

TOTAL WARRANTS
(Cost $4,873)		268

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 36.82%
Ares Capital Corp.
01/15/2020, 3.875%(a)	$7,383,000	7,525,071
01/19/2022, 3.625%(a)(b)	6,012,000	5,885,670
Bank of America Corp.
10/21/2022, 2.503%	1,000,000	967,483
The Bank of Nova Scotia
06/05/2019, 2.050%	4,000,000	4,009,692
Biogen, Inc.
09/15/2020, 2.900%	4,688,000	4,767,415
Branch Banking & Trust Co.
05/10/2019, 1.450%(a)	5,000,000	4,945,030
CalAtlantic Group, Inc.
06/01/2026, 5.250%(a)	5,300,000	5,273,500
Care Capital Properties LP
08/15/2026, 5.125%(d)	4,500,000	4,358,232
Chevron Corp.
03/02/2018, 1.365%	1,845,000	1,844,100
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(h)(i)	4,800,000	4,938,000
Citizens Bank National Association
12/04/2019, 2.450%	4,802,000	4,829,756
05/13/2021, 2.550%(a)	3,000,000	2,989,395

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Dominion Gas Holdings LLC
12/15/2019, 2.500%(a)	$6,885,000	$6,968,302
EMC Corp.
06/01/2018, 1.875%	1,500,000	1,492,792
06/01/2023, 3.375%(a)(b)	4,000,000	3,743,928
Exelon Generation Co., LLC
01/15/2020, 2.950%	3,510,000	3,557,051
First Republic Bank
06/17/2019, 2.375%(a)	3,000,000	2,997,714
Ford Motor Credit Co., LLC
05/03/2019, 2.021%(a)(b)	6,000,000	5,949,144
General Motors Co.
10/02/2018, 3.500%(a)	5,000,000	5,106,605
General Motors Financial Co., Inc.
01/15/2020, 3.150%(a)	6,000,000	6,058,998
Jackson National Life Global Funding
04/29/2021, 2.250%(a)(d)	4,160,000	4,107,101
Kraft Heinz Foods Co.
07/02/2018, 2.000%	1,000,000	1,001,999
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
10/01/2017, 7.375%(a)	880,000	885,500
08/01/2021, 5.875%(a)(d)	3,500,000	3,486,875
Lear Corp.
01/15/2023, 4.750%	5,000,000	5,224,650
01/15/2025, 5.250%(a)	4,000,000	4,264,400
Manufacturers & Traders Trust Co.
07/25/2019, 2.250%	4,000,000	4,035,344
02/06/2020, 2.100%	4,000,000	4,000,516
Metropolitan Life Global Funding I
09/15/2021, 1.950%(d)	3,000,000	2,916,354
NextEra Energy Capital Holdings, Inc.
09/15/2019, 2.700%(a)	2,000,000	2,022,472
Omega Healthcare Investors, Inc.
03/15/2024, 5.875%(a)	4,000,000	4,121,680
04/01/2027, 4.500%(a)	4,000,000	3,896,416
People's United Financial, Inc.
12/06/2022, 3.650%(a)	4,000,000	4,036,904
PNC Bank National Association
12/07/2018, 1.700%	4,000,000	3,993,236
07/29/2019, 1.450%	3,000,000	2,964,513
Pricoa Global Funding I
05/16/2019, 2.200%(a)(d)	5,000,000	5,027,955
Royal Bank of Canada
04/15/2019, 1.625%	3,000,000	2,979,849
02/05/2020, 1.875%(a)	5,000,000	4,967,570
Scripps Networks Interactive, Inc.
11/15/2019, 2.750%	4,000,000	4,054,276
06/15/2020, 2.800%	4,000,000	4,038,400
Southern Power Co.
Series D, 12/15/2019, 1.950%	4,500,000	4,474,782
SunTrust Banks, Inc.
11/01/2018, 2.350%(a)	5,000,000	5,046,335
Textron Financial Corp.
02/15/2067, 6.000%(a)(d)(h)	4,000,000	2,980,000

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
The Toronto-Dominion Bank
08/13/2019, 1.450%	$5,024,000	$4,959,135
12/14/2020, 2.500%	3,332,000	3,346,531
Under Armour, Inc.
06/15/2026, 3.250%(a)(b)	8,000,000	7,395,960
Verizon Communications, Inc.
09/14/2018, 3.650%(a)	3,000,000	3,097,395
Wells Fargo & Co.
12/07/2020, 2.550%(a)	10,000,000	10,017,530
Western Digital Corp.
04/01/2024, 10.500%(a)(b)(d)	5,169,000	6,105,881

TOTAL CORPORATE BONDS
(Cost $208,119,842)		207,657,437

ASSET/MORTGAGE BACKED SECURITIES 6.21%
Government National Mortgage Association - REMICS
Series 2014-67, Class AE, 05/16/2039, 2.150%	8,764,413	8,857,582
Series 2012-83, Class A, 07/16/2041, 1.368%	3,968,830	3,847,338
Series 2014-172, Class AC, 09/16/2041, 1.900%	6,321,247	6,228,797
Series 2013-68, Class AC, 02/16/2046, 1.300%	3,707,079	3,545,352
Series 2011-144, Class B, 04/16/2046, 3.291%	1,423,496	1,425,552
Series 2015-130, Class AB, 08/16/2047, 2.550%	3,241,196	3,234,461
Series 2014-166, Class PJ, 07/16/2051, 2.500%	4,428,359	4,442,425
Series 2012-111, Class A, 09/16/2052, 2.387%	3,390,191	3,412,567

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $35,664,187)		34,994,074

GOVERNMENT & AGENCY OBLIGATIONS 13.90%
U.S. Treasury Bonds
08/15/2026, 6.750%(a)	2,800,000	3,828,126
11/15/2026, 6.500%(a)	6,300,000	8,520,013
08/15/2029, 6.125%(a)	6,750,000	9,324,626
U.S. Treasury Notes
08/15/2017, 4.750%(a)	20,000,000	20,432,340
02/15/2018, 3.500%(a)	14,000,000	14,372,974
05/15/2018, 3.875%(a)	11,500,000	11,927,880
01/15/2019, 1.125%(a)	10,000,000	9,985,940

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $79,655,529)		78,391,899
	Shares	Value
SHORT-TERM INVESTMENTS 10.19%
Money Market Fund 10.19%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.364% 7-day yield)	57,436,626	$57,436,626

TOTAL SHORT-TERM INVESTMENTS
(Cost $57,436,626)		57,436,626

Total Investments - 148.69%
(Cost $814,920,048)		838,496,190

Liabilities in Excess of Other Assets - (48.69%)(j)		(274,579,216)

NET ASSETS - 100.00%		$563,916,974

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (5.30%)
Energy (0.25%)
Transocean, Ltd.	(99,844)	(1,394,821)

Financials (0.99%)
American Express Co.	(24,300)	(1,856,034)
Capital One Financial Corp.	(23,500)	(2,053,665)
Deutsche Bank AG	(84,700)	(1,686,377)
		(5,596,076)

Health Care (0.39%)
Amgen, Inc.	(9,100)	(1,425,788)
Mallinckrodt PLC	(16,100)	(784,553)
		(2,210,341)

Industrials (1.73%)
Caterpillar, Inc.	(28,300)	(2,707,178)
Deutsche Lufthansa AG	(526,845)	(7,015,280)
		(9,722,458)

Information Technology (1.94%)
Infosys, Ltd. - Sponsored ADR	(266,600)	(3,671,082)
International Business Machines Corp.	(41,700)	(7,277,484)
		(10,948,566)

TOTAL COMMON STOCKS
(Proceeds $27,841,023)		(29,872,262)

EXCHANGE TRADED FUNDS (1.92%)
Health Care Select Sector SPDR® Fund	(66,400)	(4,682,528)
SPDR® S&P® Biotech ETF	(74,600)	(4,841,540)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (continued)
United States Natural Gas Fund LP	(162,900)	$(1,280,394)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $10,960,520)		(10,804,462)

TOTAL SECURITIES SOLD SHORT
(Proceeds $38,801,543)		$(40,676,724)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2017, the aggregate value of those securities was $564,275,886, representing 100.06% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2017.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2017, these securities had an aggregate value of $41,110,174 or 7.29% of net assets.

(e)
Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2017, these securities had a total value of $8,521,714 or 1.51% of net assets and have been deemed illiquid by the Adviser based on procedures approved by the Board of Trustees. (See Note 1)

(f)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2017, these securities had an aggregate value of $8,521,714 or 1.51% of total net assets.

(g)	Less than 0.005% or (0.005%) of net assets.
(h)	Floating or variable rate security - rate disclosed as of January 31, 2017.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for total return swap contracts, securities sold short or futures contracts.

FUTURES CONTRACTS

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	204	03/13/2017	$(22,651,650)	$(1,045,232)
				$(22,651,650)	$(1,045,232)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$9,409,156	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	$432,231
Morgan Stanley	ITC, Ltd.	3,487,809	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	63,338
		$12,896,965				$495,569

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Hero MotoCorp, Ltd.	$4,344,756	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	$(90,174)
Credit Suisse	Larsen & Toubro, Ltd.	4,737,424	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	(128,268)
Morgan Stanley	Mahindra & Mahindra, Ltd.	4,121,953	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	(25,775)
Credit Suisse	Mahindra & Mahindra, Ltd.	3,470,925	75 bps + 1M LIBOR	1 M LIBOR	12/31/2020	(535,409)
		$16,675,058				$(779,626)
		$29,572,023				$(284,057)

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
1M LIBOR - London Interbank Offered Rate (Monthly)
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
A/S - Aktieselskab, Joint Stock Company in Denmark
BDC - Business Development Company
bps - Basis Points
ETF - Exchange Traded Fund
LLC - Limited Liability Corporation
LLLP - Limited Liability Limited Partnership
LP - Limited Partnership
Ltd. - Limited
MLP - Master Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
S&P - Standard and Poor's
SPDR - Standard & Poor's Depository Receipt

For Fund compliance purposes, each Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Quarterly Statement of Investments.

CLOUGH GLOBAL FUNDS
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund (prior to July 31, 2016 known as Clough Global Allocation Fund), Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund”, collectively the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware on April 27, 2004 and January 25, 2005, and January 12, 2006, respectively for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval.  Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees (the “Board”) may authorize separate classes of shares of beneficial interest.  The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Statement of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on January 31, 2017.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities, including futures contracts, preferred stocks, exchange traded funds, closed-end funds and participation notes held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent.  If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2017, in valuing each Fund’s investments carried at value.  The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels during the period ended January 31, 2017.

Clough Global Dividend and Income Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,011,711	$–	$–	$18,011,711
Consumer Staples	1,803,001	–	–	1,803,001
Energy	5,731,462	1,323,337	–	7,054,799
Financials	32,647,988	–	–	32,647,988
Health Care	9,561,121	–	–	9,561,121
Information Technology	22,988,168	–	–	22,988,168
Materials	1,173,338	–	–	1,173,338
Telecommunication Services	2,253,174	–	–	2,253,174
Closed-End Funds	10,247,407	–	–	10,247,407
Participation Notes	–	872,167	–	872,167
Preferred Stocks	2,534,821	–	–	2,534,821
Warrants	65	–	–	65
Corporate Bonds	–	62,504,368	–	62,504,368
Asset/Mortgage Backed Securities	–	9,200,125	–	9,200,125
Government & Agency Obligations	–	14,599,727	–	14,599,727
Short-Term Investments
Money Market Fund	12,634,836	–	–	12,634,836
TOTAL	$119,587,092	$88,499,724	$–	$208,086,816

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$135,368	$–	$135,368

Liabilities
Securities Sold Short
Common Stocks	(7,392,320)	–	–	(7,392,320)
Exchange Traded Funds	(2,680,202)	–	–	(2,680,202)
Futures Contracts**	(256,184)	–	–	(256,184)
Total Return Swap Contracts**	–	(31,179)	–	(31,179)
TOTAL	$(10,328,706)	$104,189	$–	$(10,224,517)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$36,186,319	$–	$–	$36,186,319
Consumer Staples	1,198,831	–	–	1,198,831
Energy	12,243,440	2,203,200	–	14,446,640
Financials	66,278,048	–	–	66,278,048
Health Care	37,151,689	1,210,485	–	38,362,174
Industrials	6,239,894	–	–	6,239,894
Information Technology	64,910,276	–	–	64,910,276
Materials	1,915,058	–	–	1,915,058
Telecommunication Services	7,590,399	–	–	7,590,399
Closed-End Funds	5,946,664	–	–	5,946,664
Participation Notes	–	1,459,303	–	1,459,303
Preferred Stocks	5,701,809	–	–	5,701,809
Warrants	108	–	–	108
Corporate Bonds	–	4,873,719	–	4,873,719
Asset/Mortgage Backed Securities	–	1,565,975	–	1,565,975
Government & Agency Obligations	–	32,865,684	–	32,865,684
Short-Term Investments
Money Market Fund	33,361,249	–	–	33,361,249
TOTAL	$278,723,784	$44,178,366	$–	$322,902,150

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$194,359	$–	$194,359

Liabilities
Securities Sold Short
Common Stocks	(11,878,373)	–	–	(11,878,373)
Exchange Traded Funds	(4,245,182)	–	–	(4,245,182)
Futures Contracts**	(409,895)	–	–	(409,895)
Total Return Swap Contracts**	–	(308,524)	–	(308,524)
TOTAL	$(16,533,450)	$(114,165)	$–	$(16,647,615)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$79,901,743	$–	$–	$79,901,743
Consumer Staples	2,992,826	–	–	2,992,826
Energy	29,064,364	5,427,000	–	34,491,364
Financials	107,233,746	–	–	107,233,746
Health Care	61,832,104	3,094,714	–	64,926,818
Industrials	15,920,548	–	–	15,920,548
Information Technology	124,304,615	–	–	124,304,615
Materials	4,755,909	–	–	4,755,909
Telecommunication Services	14,086,010	–	–	14,086,010
Participation Notes	–	3,605,794	–	3,605,794
Preferred Stocks	7,796,513	–	–	7,796,513
Warrants	268	–	–	268
Corporate Bonds	–	207,657,437	–	207,657,437
Asset/Mortgage Backed Securities	–	34,994,074	–	34,994,074
Government & Agency Obligations	–	78,391,899	–	78,391,899
Short-Term Investments
Money Market Fund	57,436,626	–	–	57,436,626
TOTAL	$505,325,272	$333,170,918	$–	$838,496,190

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$495,569	$–	$495,569

Liabilities
Securities Sold Short
Common Stocks	(29,872,262)	–	–	(29,872,262)
Exchange Traded Funds	(10,804,462)	–	–	(10,804,462)
Futures Contracts**	(1,045,232)	–	–	(1,045,232)
Total Return Swap Contracts**	–	(779,626)	–	(779,626)
TOTAL	$(41,721,956)	$(284,057)	$–	$(42,006,013)

*	For detailed sector descriptions, see the accompanying Statement of Investments.
**	Swap contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board on the results of those meetings.

For the period ended January 31, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

Exchange Traded Funds: The Fund may invest in exchange traded funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

There was no written option or purchased option activity for the period ended January 31, 2017.

Futures Contracts: Each Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

During the period ended January 31, 2017, the Funds invested in futures contracts.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the period ended January 31, 2017, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights:  Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. During the period each Fund invested in warrants. Each Fund held no rights at the end of the period.

Restricted and Illiquid Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (generally, 5% of its value) in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

The Funds may invest in securities for which there is no readily available trading market or which are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by Clough pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

The restricted securities held at January 31, 2017 are identified below and are also presented in the Funds’ Statement of Investments:

Fund	Security	% of Net Assets	Acquisition Date	Shares	Cost	Fair Value
Clough Global Dividend and Income Fund	Fairway Energy LP	0.93%	6/30/2015	130,700	$1,307,000	$1,323,337
Total		0.93%			$1,307,000	$1,323,337

Clough Global Equity Fund	CRISPR Therapeutics AG	0.54%	6/14/2016	69,667	$935,902	$1,210,485
	Fairway Energy LP	0.99%	6/30/2015	217,600	2,176,000	2,203,200
Total		1.53%			$3,111,902	$3,413,685

Clough Global Opportunities Fund	CRISPR Therapeutics AG	0.55%	6/14/2016	178,110	$2,392,730	$3,094,714
	Fairway Energy LP	0.96%	6/30/2015	536,000	5,360,000	5,427,000
Total		1.51%			$7,752,730	$8,521,714

2.  TAXES

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2017, were as follows:

	Clough Global Dividend and Income Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$8,197,031	$17,800,333	$33,246,723
Gross depreciation (excess of tax cost over value)	(4,058,833)	(9,540,656)	(18,786,601)
Net unrealized appreciation	$4,138,198	$8,259,677	$14,460,122
Cost of investments for income tax purposes	$203,948,618	$314,642,473	$824,036,068

3.  COMMITTED FACILITY AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.  Each Fund is currently borrowing the maximum commitment covered by the agreement. Each Fund entered a Special Custody and Pledge Agreement (the “Pledge Agreement”) dated December 9, 2013, as amended, between each Fund, the Fund’s custodian, and BNP. As of October 31, 2016, the Pledge Agreement was assigned from BNP to BNP Paribas Prime Brokerage International, Ltd. per the Pledge Agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $133,069,339, $203,037,262 and $536,414,367 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days’ notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on October 31, 2016, to decrease the Maximum Commitment Financing, effective October 28, 2016, to $72,000,000, $113,000,000 and $292,000,000 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. Prior to October 28, 2016 the Maximum Commitment Financing was $93,000,000, $156,000,000 and $388,900,000 for the Clough Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. For the period ended January 31, 2017 the average borrowings outstanding for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $72,000,000, $113,000,000 and $292,000,000, respectively, and the average interest rate for the borrowings was 1.67%. As of January 31, 2017, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $72,000,000, $113,000,000 and $292,000,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on January 31, 2017, was 1.73%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement.  BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings.  Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Should the borrower of the securities fail financially, the Funds have the right to reduce the outstanding amount of the Current Borrowings against which the pledged collateral has been secured. Although risk is mitigated by collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair value of such Lent Securities against the Current Borrowings.  As of January 31, 2017, the value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $62,089,692, $101,893,655 and $261,310,164, respectively.

The Board has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the period ended January 31, 2017.

Item 2 - Controls and Procedures.

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

(a)
Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL DIVIDEND AND INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2017

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 30, 2017